Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Ordinary Shares Class A		Ordinary Shares Class B	Additional paid-in capital	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2022	$ 1			$ 1,487	$ 789	$ 40,832	$ (2,000)	$ 41,109
Balance (in Shares) at Dec. 31, 2022	13,500,000		9,000,000
Net income						1,357		1,357
Net Proceeds from the initial public offering		[1]		13,406				13,406
Net Proceeds from the initial public offering (in Shares)	4,000,000
Foreign currency translation adjustment							(2,596)	(2,596)
Balance at Jun. 30, 2023	$ 1			14,893	789	42,189	(4,596)	53,276
Balance (in Shares) at Jun. 30, 2023	17,500,000		9,000,000
Balance at Dec. 31, 2023	$ 1			14,893	1,737	48,222	(3,433)	61,420
Balance (in Shares) at Dec. 31, 2023	17,500,000		9,000,000
Net income						767		767
Ordinary shares issue for cash	$ 1			7,266				7,267
Ordinary shares issue for cash (in Shares)	10,380,000
Share based compensation		[1]		1,009				1,009
Share based compensation (in Shares)	870,000
Foreign currency translation adjustment							(681)	(681)
Balance at Jun. 30, 2024	$ 2			$ 23,168	$ 1,737	$ 48,989	$ (4,114)	$ 69,782
Balance (in Shares) at Jun. 30, 2024	28,750,000		9,000,000

[1]	represents amount less than $1,000.